Leases (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021	$ 468
2022	468
2023	514
2024	514
2025
Total lease payments	1,964
Less: imputed interest	193
Present value of lease liabilities	$ 1,771	$ 2,031